FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA
                                                    02109-3614
                                                    617-563-7000


                         February 14, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Puritan Trust (the trust):

             Fidelity Balanced Fund (the fund)

             File No. 2-11884 and 811-649

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933 is a Supplement dated February 10, 1997 to the fund's
Prospectus, dated September 25, 1996.
                        Very truly yours,







                        /s/Edward P. Espinosa
                        Edward P. Espinosa

                        Legal Department